SUBSEQUENT EVENTS (Details Narrative)					3 Months Ended
	Apr. 20, 2025 USD ($)	Feb. 03, 2025	Jan. 28, 2025 $ / shares	Jan. 28, 2025 $ / shares	May 30, 2025 USD ($)	Mar. 31, 2025 USD ($) Segment $ / shares	Mar. 28, 2025 USD ($)	Mar. 03, 2025 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Subsequent Event [Line Items]
Description of reverse stock split		1-for-140	On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation.
Common stock, par value | $ / shares			$ 0.001	$ 0.001		$ 0.001			$ 0.001	$ 0.001
Unsecured promissory note							$ 75,000	$ 60,000
Simple interest rate							9.50%
Maturity date						Dec. 31, 2025
Number of reportable segments | Segment						1
President [Member]
Subsequent Event [Line Items]
Unsecured promissory note						$ 135,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of reverse stock split		1-for-140	On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation.	1-for-140
Common stock, par value | $ / shares			$ 0.001	$ 0.001
Capital commitments	$ 50,000,000
Initial commitment	10,000,000
Initial investments in energy projects	$ 12,500,000
Debt Instrument, Face Amount					$ 337,000
Debt Instrument, Interest Rate During Period					9.50%
Subsequent Event [Member] | Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Initial capital commitments amount	$ 10,000,000
[custom:AnnualInterestCostPercentage-0]	12.00%
Subsequent Event [Member] | Rely EZ Energy Group [Member] | Maximum [Member]
Subsequent Event [Line Items]
Capital commitments amount	$ 50,000,000
Subsequent Event [Member] | Emergen Energy LLC [Member]
Subsequent Event [Line Items]
Initial capital commitments amount	$ 12,500,000
Subsequent Event [Member] | Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	80.00%
Subsequent Event [Member] | Emergen Energy LLC [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	20.00%